Contingencies, commitments and restrictions on the distribution of profits - Toscana Aeroporti S.p.A. (Details) € in Millions	12 Months Ended
	Dec. 31, 2021 EUR (€) item installment kg	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 16, 2021 USD ($)	Dec. 31, 2020 EUR (€)
Toscana Aeroporti S.p.A.
Schedule Of Commitment [Line Items]
Number of installments | installment	5
Remaining ownership percentage to acquire	19.00%
Pre-set consideration of acquisition			€ 2.2
Net identifiable assets arising from the acquisition			1.0
Cash and cash equivalents from the acquisition		$ 10,000,000	8.0
Goodwill		$ 4,500,000	3.7
Morgan Stanley [Member]
Schedule Of Commitment [Line Items]
Letters of credit | $				$ 0.1
Guarantees for concession contract | Morgan Stanley [Member]
Schedule Of Commitment [Line Items]
Letters of credit | $				0.5
Guarantees for concession contract | Morgan Stanley [Member] | Toscana Aeroporti S.p.A.
Schedule Of Commitment [Line Items]
Letters of credit | $				2.25
Guarantees for concession contract | VolcomCapital Deuda Peru II [Member]
Schedule Of Commitment [Line Items]
Letters of credit | $				$ 5,250,000
Guarantees for concession contract | Banco Internacional del Per [Member] | Toscana Aeroporti S.p.A.
Schedule Of Commitment [Line Items]
Letters of credit			2.0
Italy | Ta Concession Agreement [Member]
Schedule Of Commitment [Line Items]
Concession agreement extension period	40 years
Number of passenger considered for each unit | item	1
Volume of goods considered for each unit | kg	100
Surety provided to third parties			€ 9.9		€ 10.8
Minimum percentage of net income to be allocated to legal Reserve		5.00%	5.00%
Legal reserve to be created as percentage of share capital		10.00%	10.00%
Toscana Aeroporti S.p.A. | Ta Concession Agreement [Member]
Schedule Of Commitment [Line Items]
Payments For Confirmation Deposit With No Property Passage	€ 3.2
Toscana Aeroporti S.p.A. | Italy | Ta Concession Agreement [Member]
Schedule Of Commitment [Line Items]
Amount of insurance policy to cover property damages, business interruptions and airport liabilities			€ 843.0